UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-8411

                           The James Advantage Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                 1349 Fairground Road, Beavercreek, Ohio 45385
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                 Barry R. James, P.O. Box 8, Alpha, Ohio, 45301
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (937) 426-7640

Date of fiscal year end: 6/30

Date of reporting period: 3/31/05

      Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (ss.ss.
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policy making roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments

THE JAMES ADVANTAGE FUNDS
THE JAMES BALANCED: GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS
March 31, 2005 (Unaudited)

================================================================================
   Shares    COMMON STOCKS -- 40.7%                                    Value
--------------------------------------------------------------------------------
             BASIC MATERIALS -- 2.5%
   25,000    Barrick Gold Corporation ...........................  $    599,000
    5,000    Dow Chemical .......................................       249,250
   35,650    Methanex Corporation ...............................       692,680
   27,000    Newmont Mining Corporation .........................     1,140,750
   10,000    RPM International, Inc. ............................       182,800
                                                                   ------------
                                                                      2,864,480
                                                                   ------------
             CONSUMER, CYCLICAL -- 3.3%
   14,000    Barnes & Noble, Inc.* ..............................       482,860
   11,000    Central Garden & Pet Company* ......................       482,460
   19,000    Ennis Business Forms ...............................       321,480
   30,000    Hartmarx Corporation* ..............................       286,200
   35,300    Supervalu, Inc. ....................................     1,177,255
    4,500    The Black & Decker Corporation .....................       355,455
   21,000    The Pantry, Inc.* ..................................       650,370
                                                                   ------------
                                                                      3,756,080
                                                                   ------------
             CONSUMER, NON-CYCLICAL -- 10.2%
   14,000    Aetna, Inc. ........................................     1,049,300
   22,000    Bristol-Myers Squibb Company .......................       560,120
   55,000    Coventry Health Care, Inc.* ........................     3,747,700
   27,000    DaVita, Inc.* ......................................     1,129,950
    5,000    Mine Safety Appliances Company .....................       193,700
   37,234    PolyMedica Corporation .............................     1,182,552
   12,000    Res-Care, Inc.* ....................................       150,120
   18,000    Sanderson Farms, Inc ...............................       777,780
   18,000    Sierra Health Services, Inc.* ......................     1,149,120
   16,000    The Toro Company ...................................     1,416,000
   15,000    TRM Corporation* ...................................       303,150
                                                                   ------------
                                                                     11,659,492
                                                                   ------------
             ENERGY -- 7.2%
   18,500    Alliance Resource Partners, L.P. ...................     1,189,180
   11,000    Amerada Hess Corporation ...........................     1,058,310
   21,800    Apache Corporation .................................     1,334,814
   12,940    ChevronTexaco Corporation ..........................       754,531
   30,000    Devon Energy Corporation ...........................     1,432,500
   25,000    EOG Resources, Inc .................................     1,218,500
   15,000    Exxon Mobil Corporation ............................       894,000
    5,000    Kerr-McGee Corporation .............................       391,650
                                                                   ------------
                                                                      8,273,485
                                                                   ------------

THE JAMES ADVANTAGE FUNDS
THE JAMES BALANCED: GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS (Continued)

================================================================================
   Shares    COMMON STOCKS -- 40.7% (Continued)                       Value
--------------------------------------------------------------------------------
             FINANCIAL -- 4.1%
   15,000    Allstate Corporation ...............................  $    810,900
   11,000    Bear Stearns Companies, Inc ........................     1,098,900
    5,000    CIT Group, Inc .....................................       190,000
   37,500    Rent-A-Center, Inc.* ...............................     1,024,125
   22,000    Stewart Information Services Corporation ...........       825,440
   14,000    W.R. Berkley Corporation ...........................       694,400
                                                                   ------------
                                                                      4,643,765
                                                                   ------------
             INDUSTRIAL -- 3.3%
   16,000    Ball Corporation ...................................       663,680
   20,000    BorgWarner, Inc ....................................       973,600
   23,000    Briggs & Stratton Corporation ......................       837,430
   15,000    Deere & Company ....................................     1,006,950
    3,300    PACCAR, Inc ........................................       238,887
                                                                   ------------
                                                                      3,720,547
                                                                   ------------
             TECHNOLOGY -- 3.1%
   10,000    Armor Holdings, Inc.* ..............................       370,900
   10,000    Aviall, Inc.* ......................................       280,000
   12,000    Diodes, Inc.* ......................................       325,560
   55,000    Earthlink, Inc.* ...................................       495,000
   31,000    Komag, Inc.* .......................................       692,850
   10,000    Moog, Inc. - Class A* ..............................       452,000
   12,000    Motorola, Inc. .....................................       179,640
   25,000    WESCO International, Inc.* .........................       700,000
                                                                   ------------
                                                                      3,495,950
                                                                   ------------
             UTILITIES -- 6.0%
   10,000    ALLTEL Corporation .................................       548,500
   10,000    CenterPoint Energy, Inc ............................       120,300
   26,000    DPL, Inc. ..........................................       650,000
   53,000    Edison International ...............................     1,840,160
   35,400    Energen Corporation ................................     2,357,640
   16,500    TXU Corporation ....................................     1,313,895
                                                                   ------------
                                                                      6,830,495
                                                                   ------------
             INTERNATIONAL EQUITY FUNDS -- 1.0%
   10,000    Greater China Fund, Inc. ...........................       157,500
   20,000    India Fund, Inc ....................................       543,400
   44,000    iShares MSCI Japan Index Fund ......................       461,560
                                                                   ------------
                                                                      1,162,460
                                                                   ------------

                 TOTAL COMMON STOCKS ............................  $ 46,406,754
                                                                   ------------
2

THE JAMES ADVANTAGE FUNDS
THE JAMES BALANCED: GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS (Continued)

================================================================================
  Par Value   U.S. GOVERNMENT & AGENCY BONDS -- 54.0%                 Value
--------------------------------------------------------------------------------
$ 2,000,000   Federal Farm Credit Bank, 5.950%, 3/16/09 .........  $  2,112,620
    550,000   Federal Home Loan Bank, 4.500%, 2/17/10 ...........       546,050
  1,000,000   U.S Treasury Notes, 3.875%, 5/15/09 ...............       991,562
  1,000,000   U.S. Treasury Bonds, 10.000%, 5/15/10 .............     1,008,359
  2,500,000   U.S. Treasury Bonds, 5.000%, 2/15/11 ..............     2,596,583
  2,000,000   U.S. Treasury Bonds, 4.875%, 2/15/12 ..............     2,065,234
  1,500,000   U.S. Treasury Bonds, 3.875%, 2/15/13 ..............     1,447,910
  1,000,000   U.S. Treasury Bonds, 5.250%, 2/15/29 ..............     1,053,008
  5,200,000   U.S. Treasury Bonds, 5.375%, 2/15/31 ..............     5,667,392
 10,500,000   U.S. Treasury Notes, 3.500%, 11/15/06 .............    10,467,187
  6,000,000   U.S. Treasury Notes, 6.250%, 2/15/07 ..............     6,271,403
  3,000,000   U.S. Treasury Notes, 6.625%, 5/15/07 ..............     3,170,040
  8,500,000   U.S. Treasury Notes, 3.250%, 8/15/07 ..............     8,385,445
  6,000,000   U.S. Treasury Notes, 3.000%, 2/15/08 ..............     5,847,888
  2,000,000   U.S. Treasury Notes, 2.625%, 5/15/08 ..............     1,921,250
  4,000,000   U.S. Treasury Notes, 2.625%, 3/15/09 ..............     3,790,000
  4,000,000   U.S. Treasury Notes, 6.000%, 8/15/09 ..............     4,298,436
                                                                   ------------
              TOTAL U.S. GOVERNMENT & AGENCY BONDS ..............  $ 61,640,367
                                                                   ------------

================================================================================
  Par Value   CORPORATE BONDS -- 1.9%                                 Value
--------------------------------------------------------------------------------
  $ 500,000   Anheuser-Busch Companies, Inc., 6.000%, 4/15/11 ...  $    532,603
    500,000   Barrick Gold Finance, Inc., 7.500%, 5/1/07 ........       530,288
    500,000   General Electric Capital Corporation,
                7.875%, 12/1/06 .................................       530,050
    500,000   Tennessee Valley Authority, 5.625%, 1/18/11 .......       525,065
                                                                   ------------
              TOTAL CORPORATE BONDS .............................  $  2,118,006
                                                                   ------------

================================================================================
    Shares      SHORT TERM INVESTMENTS -- 2.6%                        Value
--------------------------------------------------------------------------------
  3,023,492   First American Treasury Obligations Fund ..........  $  3,023,492
                                                                   ------------
              TOTAL INVESTMENT SECURITIES -- 99.2%
              (Amortized Cost $92,754,113) ......................  $113,188,619

              OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.8% .....       934,934
                                                                   ------------

              NET ASSETS -- 100.0% ..............................  $114,123,553
                                                                   ============

*Non-income producing security.

See accompanying Notes to Schedules of Investments.

THE JAMES ADVANTAGE FUNDS
THE JAMES SMALL CAP FUND
SCHEDULE OF INVESTMENTS
March 31, 2005 (Unaudited)

================================================================================
 Shares   COMMON STOCKS -- 97.1%                                        Value
--------------------------------------------------------------------------------
          BASIC MATERIALS -- 7.2%
 32,100   Arch Chemicals, Inc. .................................   $    913,887
 11,250   Atlantis Plastics, Inc. - Class A* ...................        267,188
  1,800   Bandag, Inc. .........................................         84,564
 18,000   Griffon Corporation ..................................        385,380
 39,360   Octel Corporation ....................................        729,341
 41,000   Schnitzer Steel Industries, Inc. - Class A ...........      1,382,929
 46,700   Shiloh Industries, Inc.* .............................        609,902
                                                                   ------------
                                                                      4,373,191
                                                                   ------------
          CONSUMER, CYCLICAL -- 26.3%
 85,450   Aldila, Inc ..........................................      1,444,190
 14,850   Ark Restaurants Corporation ..........................        488,209
 18,475   Banta Corporation ....................................        790,730
 30,750   Books-A-Million, Inc .................................        279,825
 26,450   Brown Shoe Company, Inc. .............................        906,442
 25,130   Central Garden & Pet Company* ........................      1,102,202
139,600   Charming Shoppes, Inc.* ..............................      1,134,948
  4,550   Chromcraft Revington, Inc.* ..........................         62,426
 36,280   Department 56, Inc.* .................................        633,449
 18,700   Guess?, Inc.* ........................................        256,190
 28,500   Handelman Company ....................................        540,360
 10,130   Landry's Restaurants, Inc ............................        292,960
 25,150   Nash Finch Company ...................................        955,449
130,800   Spartan Stores, Inc.* ................................      1,391,712
 43,400   Steiner Leisure Ltd.* ................................      1,418,746
 47,250   The Pantry, Inc.* ....................................      1,463,332
 11,130   The Toro Company .....................................        985,005
102,050   Trans World Entertainment Corporation* ...............      1,503,196
 12,500   Water Pik Technologies, Inc.* ........................        246,250
                                                                   ------------
                                                                     15,895,621
                                                                   ------------
          CONSUMER, NON-CYCLICAL -- 8.9%
 17,100   Cal-Maine Foods, Inc. ................................        134,406
216,900   Darling International, Inc.* .........................        865,431
 16,000   Dynamex, Inc.* .......................................        289,600
 28,320   Helen of Troy Ltd.* ..................................        775,402
 51,000   Ingles Markets, Inc. - Class A .......................        679,320
 46,100   Kindred Healthcare, Inc.* ............................      1,618,109
 22,837   Sanderson Farms, Inc .................................        986,787
                                                                   ------------
                                                                      5,349,055
                                                                   ------------
          ENERGY -- 16.4%
 18,400   Adams Resources & Energy, Inc ........................        383,640
 46,700   Frontier Oil Corporation .............................      1,693,342
 48,775   Remington Oil & Gas Corporation* .....................      1,537,388
 82,275   RPC, Inc. ............................................      1,249,757

THE JAMES ADVANTAGE FUNDS
THE JAMES SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

================================================================================
 Shares    COMMON STOCKS -- 97.1% (Continued)                          Value
--------------------------------------------------------------------------------
           ENERGY -- 16.4% (Continued)
 140,200   Sierra Pacific Resources* ............................  $  1,507,150
  36,600   Swift Energy Company* ................................     1,040,904
  58,200   Terra Nitrogen Company, L.P. .........................     1,452,090
  19,950   UIL Holdings Corporation .............................     1,010,468
                                                                   ------------
                                                                      9,874,739
                                                                   ------------
           FINANCIAL -- 8.6%
  47,550   ASTA Funding, Inc. ...................................     1,006,634
  41,250   Bluegreen Corporation* ...............................       530,063
 142,680   Capital Title Group, Inc. ............................       874,628
  25,550   FPIC Insurance Group, Inc.* ..........................       821,433
   5,920   Irwin Financial Corporation ..........................       136,278
  21,900   LandAmerica Financial Group, Inc .....................     1,095,656
  20,000   United Fire & Casualty Company .......................       676,600
   1,280   World Acceptance Corporation* ........................        32,666
                                                                   ------------
                                                                      5,173,958
                                                                   ------------
           INDUSTRIAL -- 11.2%
  57,700   Duratek, Inc.* .......................................     1,151,115
  94,700   Insteel Industries, Inc.* ............................     1,422,394
  58,275   Metal Management, Inc ................................     1,496,502
  45,000   OMI Corporation ......................................       861,750
  22,720   Rofin-Sinar Technologies, Inc.* ......................       730,221
  25,000   Tsakos Energy Navigation Ltd. ........................     1,100,750
                                                                   ------------
                                                                      6,762,732
                                                                   ------------
           TECHNOLOGY -- 14.3%
  51,150   Aviall, Inc.* ........................................     1,432,200
  40,050   Diodes, Inc.* ........................................     1,086,557
   3,400   Hutchinson Technology, Inc.* .........................       118,252
  60,000   Imergent, Inc.* ......................................       588,600
  23,325   John H. Harland Company ..............................       801,447
  74,400   Komag, Inc.* .........................................     1,662,839
  15,125   MicroStrategy, Inc.* .................................       820,834
  11,900   MTS Systems Corporation ..............................       345,457
   2,800   Schick Technologies, Inc.* ...........................        48,300
  15,500   TESSCO Technologies, Inc.* ...........................       234,050
  26,645   United Industrial Corporation ........................       789,225
  24,900   WESCO International, Inc.* ...........................       697,200
                                                                   ------------
                                                                      8,624,961
                                                                   ------------
           UTILITIES -- 4.2%
  40,750   Cleco Corporation* ...................................       867,975
   9,800   Golden Telecom, Inc. .................................       250,880
  25,650   South Jersey Industries, Inc .........................     1,446,660
                                                                   ------------
                                                                      2,565,515
                                                                   ------------
           TOTAL COMMON STOCKS ..................................  $ 58,619,772
                                                                   ------------

THE JAMES ADVANTAGE FUNDS
THE JAMES SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

================================================================================
Par Value    U.S. GOVERNMENT & AGENCY BONDS -- 1.7%                   Value
--------------------------------------------------------------------------------
$ 1,000,000  Federal Home Loan Bank Discount Note, 4/6/05 .......  $    999,583
                                                                   ------------

================================================================================
  Shares     SHORT TERM INVESTMENTS -- 0.5%                           Value
--------------------------------------------------------------------------------
    315,229  First American Treasury Obligations Fund ...........  $    315,229
                                                                   ------------
             TOTAL INVESTMENT SECURITIES -- 99.3%
             (Cost $57,958,437) .................................  $ 59,934,584

             OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.7% ......       452,659
                                                                   ------------

             NET ASSETS -- 100.0% ...............................  $ 60,387,243
                                                                   ============

* Non-income producing security.

See accompanying Notes to Schedules of Investments.

THE JAMES ADVANTAGE FUNDS
THE JAMES MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS
March 31, 2005 (Unaudited)

================================================================================
    Shares     COMMON STOCKS -- 66.3%                                  Value
--------------------------------------------------------------------------------
               BASIC MATERIALS -- 4.9%
     14,500    Methanex Corporation .............................  $    281,735
      7,500    Quanex Corporation ...............................       399,900
     16,500    Schnitzer Steel Industries, Inc. - Class A .......       556,545
                                                                   ------------
                                                                      1,238,180
                                                                   ------------
               CONSUMER, CYCLICAL -- 11.7%
      7,000    Barnes & Noble, Inc.* ............................       241,430
     12,200    Central Garden & Pet Company* ....................       535,092
      9,000    J.C. Penny Company, Inc ..........................       467,280
     20,000    Office Depot, Inc.* ..............................       443,600
      8,900    The Home Depot, Inc. .............................       340,336
     12,400    The Pantry, Inc.* ................................       384,028
      7,900    Timberland Company - Class A* ....................       560,347
                                                                   ------------
                                                                      2,972,113
                                                                   ------------
               CONSUMER, NON-CYCLICAL -- 12.4%
      6,600    Coventry Health Care, Inc.* ......................       449,724
      8,000    DaVita, Inc.* ....................................       334,800
     14,000    Helen of Troy Ltd.* ..............................       383,320
     13,000    Humana, Inc.* ....................................       415,220
     11,000    Sanderson Farms, Inc .............................       475,310
      9,400    Sierra Health Services, Inc.* ....................       600,096
      5,750    The Toro Company .................................       508,875
                                                                   ------------
                                                                      3,167,345
                                                                   ------------
               ENERGY -- 7.5%
      8,896    Apache Corporation ...............................       544,702
     10,000    Devon Energy Corporation .........................       477,500
     19,000    Energy Partners, Ltd.* ...........................       493,430
      6,500    Exxon Mobil Corporation ..........................       387,400
                                                                   ------------
                                                                      1,903,032
                                                                   ------------
               FINANCIAL -- 6.8%
      3,500    Bear Stearns Companies, Inc ......................       349,650
      8,200    CIT Group, Inc ...................................       311,600
      9,000    Corus Bankshares, Inc. ...........................       429,210
      4,000    Goldman Sachs Group, Inc. ........................       439,960
      5,000    Hospitality Properties Trust .....................       201,900
                                                                   ------------
                                                                      1,732,320
                                                                   ------------
               INDUSTRIAL -- 5.0%
      8,000    Ball Corporation .................................       331,840
      5,200    Black & Decker Corporation .......................       410,748
      7,250    PACCAR, Inc ......................................       524,828
                                                                   ------------
                                                                      1,267,416
                                                                   ------------

THE JAMES ADVANTAGE FUNDS
THE JAMES MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

================================================================================
    Shares   COMMON STOCKS -- 66.3% (Continued)                        Value
--------------------------------------------------------------------------------
             TECHNOLOGY -- 12.4%
    11,500   Armor Holdings, Inc.* ..............................  $    426,535
    13,000   Autodesk, Inc. .....................................       386,880
    17,000   Aviall, Inc.* ......................................       476,000
    12,400   Imergent, Inc.* ....................................       121,644
    19,000   Komag, Inc.* .......................................       424,650
     6,702   Moog, Inc. - Class A* ..............................       302,930
    16,000   Motorola, Inc. .....................................       239,520
    10,000   MTS Systems Corporation ............................       290,300
    18,000   WESCO International, Inc.* .........................       504,000
                                                                   ------------
                                                                      3,172,459
                                                                   ------------
             UTILITIES -- 5.6%
    13,500   DPL, Inc. ..........................................       337,500
    11,000   Edison International ...............................       381,920
     6,000   South Jersey Industries ............................       338,400
     4,700   TXU Corporation ....................................       374,261
                                                                   ------------
                                                                      1,432,081
                                                                   ------------

             TOTAL COMMON STOCKS ................................  $ 16,884,946
                                                                   ------------

================================================================================
 Par Value   U.S. GOVERNMENT & AGENCY BONDS -- 18.7%                    Value
--------------------------------------------------------------------------------
$ 1,500,000  Federal Home Loan Bank Discount Note, 4/6/05 .......  $  1,499,375
    500,000  Federal Home Loan Bank Discount Note, 4/15/05 ......       499,482
    500,000  Federal National Mortgage Association
               Discount Note, 4/27/05 ...........................       499,066
  1,000,000  Federal National Mortgage Association
               Discount Note, 5/25/05 ...........................       995,904
    275,000  U.S. Treasury Bills, 4/21/05 .......................       274,626
  1,000,000  U.S. Treasury Bills, 6/23/05 .......................       993,792
                                                                   ------------
             TOTAL U.S. GOVERNMENT & AGENCY BONDS ...............  $  4,762,245
                                                                   ------------

================================================================================
     Shares  SHORT TERM INVESTMENTS -- 3.1%                           Value
--------------------------------------------------------------------------------
    793,584  First American Treasury Obligations Fund ...........  $    793,584
                                                                   ------------
             TOTAL INVESTMENT SECURITIES -- 88.1%
             (Amortized Cost $18,739,334) .......................  $ 22,440,775

             SEGREGATED CASH WITH BROKERS -- 75.1% ..............    19,106,996

             SECURITIES SOLD SHORT -- (60.9%)
               (Proceeds $15,813,402) ...........................   (15,497,803)

             LIABILITIES IN EXCESS OF OTHER ASSETS -- (2.3%) ....      (592,439)
                                                                   ------------

             NET ASSETS -- 100.0% ...............................  $ 25,457,529
                                                                   ============

* Non-income producing security.

See accompanying Notes to Schedules of Investments.

THE JAMES ADVANTAGE FUNDS
THE JAMES MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT
March 31, 2005 (Unaudited)

================================================================================
  Shares   COMMON STOCKS -- 60.9%                                      Value
--------------------------------------------------------------------------------
           BASIC MATERIALS -- 3.3%
   6,435   Aber Diamond Corporation .............................  $    196,268
  12,725   Apex Silver Mines Ltd.* ..............................       203,854
   9,900   Cambrex Corporation ..................................       210,870
   5,665   Freeport-McMoran Copper and Gold - Class B ...........       224,391
                                                                   ------------
                                                                        835,383
                                                                   ------------

           CONSUMER, CYCLICAL -- 13.4%
  13,860   99 Cents Only Stores* ................................       182,536
   6,160   Amazon.com, Inc.* ....................................       211,103
  18,800   AMR Corporation* .....................................       201,160
  17,600   Callaway Golf Company ................................       225,280
   6,615   Comcast Corporation - Special Class A* ...............       220,941
   5,400   Cox Radio, Inc. - Class A* ...........................        90,774
  12,000   Dex Media, Inc .......................................       247,800
  15,400   DIRECTV Group, Inc.* .................................       222,068
   5,500   Dow Jones & Company, Inc. ............................       205,535
   6,660   Fairmont Hotels & Resorts, Inc .......................       220,712
   2,100   Gaylord Entertainment Company* .......................        84,841
   9,460   JetBlue Airways Corporation* .........................       180,118
  15,555   Northwest Airlines Corporation* ......................       104,063
  12,000   Shopping.com Ltd.* ...................................       213,600
  27,100   Sirius Satellite Radio* ..............................       152,302
  14,600   ValueVision Media, Inc. - Class A* ...................       180,602
  28,100   Visteon Corporation ..................................       160,451
  10,600   WMS Industries, Inc.* ................................       298,496
                                                                   ------------
                                                                      3,402,382
                                                                   ------------
           CONSUMER, NON-CYCLICAL -- 11.2%
  23,650   Adolor Corporation* ..................................       235,081
   7,600   Amylin Pharmaceuticals, Inc.* ........................       132,924
  14,300   CV Therapeutics, Inc.* ...............................       291,148
  11,715   DeVry, Inc.* .........................................       221,648
   1,500   Dreyer's Grand Ice Cream Holdings, Inc. ..............       121,156
   9,400   Hain Celestial Group, Inc.* ..........................       175,216
  15,140   Impax Laboratories, Inc.* ............................       242,240
  12,420   Nektar Therapeutics* .................................       173,135
   4,575   Neurocrine Biosciences, Inc.* ........................       174,124
  12,650   NPS Pharmaceuticals, Inc.* ...........................       159,643
   3,850   OSI Pharmaceuticals, Inc.* ...........................       159,159
   8,250   Schering-Plough Corporation ..........................       149,737
   3,740   Shurgard Storage Centers, Inc ........................       153,265
   7,100   Taro Pharmaceutical Industries Ltd.* .................       224,076
  21,000   Tenet Healthcare Corporation* ........................       242,130
                                                                   ------------
                                                                      2,854,682
                                                                   ------------

THE JAMES ADVANTAGE FUNDS
THE JAMES MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

================================================================================
  Shares     COMMON STOCKS -- 60.9% (Continued)                       Value
--------------------------------------------------------------------------------
             ENERGY -- 3.9%
    3,200    Cheniere Energy, Inc.* .............................  $    206,432
    2,190    Crosstex Energy, Inc. ..............................        95,857
   17,160    FX Energy, Inc.* ...................................       196,310
   18,000    Hanover Compressor Company* ........................       217,260
   41,600    Input/Output, Inc.* ................................       268,320
                                                                   ------------
                                                                        984,179
                                                                   ------------
             FINANCIAL -- 6.8%
    8,800    Affordable Residential Communities .................       111,320
   13,200    Brookline Bancorp, Inc. ............................       196,680
    6,300    Capitol Federal Financial ..........................       218,232
    6,000    Hudson City Bancorp, Inc. ..........................       219,300
   14,200    NewAlliance Bancshares, Inc. .......................       198,800
    6,820    Paychex, Inc .......................................       223,832
   11,450    Riggs National Corporation .........................       218,580
    7,000    Sun Communities, Inc. ..............................       250,600
    1,200    XL Capital Ltd. - Class A ..........................        86,845
                                                                   ------------
                                                                      1,724,189
                                                                   ------------
             INDUSTRIAL -- 2.4%
   22,660    Ballard Power Systems, Inc.* .......................       117,152
   26,785    Exelixis, Inc.* ....................................       181,602
   27,945    Power-One, Inc.* ...................................       135,813
   14,050    Tetra Technology, Inc.* ............................       177,311
                                                                   ------------
                                                                        611,878
                                                                   ------------
             TECHNOLOGY -- 18.9%
   30,000    Abgenix, Inc.* .....................................       210,000
   22,880    Ariba, Inc.* .......................................       177,549
   11,500    ASML Holding N.V.* .................................       192,855
   26,480    Bearingpoint, Inc.* ................................       232,230
    6,450    Chiron Corporation* ................................       226,137
   18,900    CNET Networks, Inc.* ...............................       178,416
    6,000    Eyetech Pharmaceuticals, Inc.* .....................       164,999
    9,400    FEI Company* .......................................       217,610
   10,500    ICOS Corporation* ..................................       235,830
   14,615    IDT Corporation* ...................................       207,533
   11,450    InterDigital Communications Corporation* ...........       175,414
    7,370    Iron Mountain, Inc.* ...............................       212,551
   27,600    KEMET Corporation* .................................       213,900
   41,000    Lawson Software, Inc.* .............................       241,900
    8,600    Medicines Company* .................................       194,876
   28,000    Millennium Pharmaceuticals* ........................       235,760
   19,600    Nabi Biopharmaceuticals* ...........................       244,608
   20,500    PMC-Sierra, Inc.* ..................................       180,400
   10,330    Power Integrations, Inc.* ..........................       215,794

THE JAMES ADVANTAGE FUNDS
THE JAMES MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

================================================================================
 Shares  COMMON STOCKS -- 60.9% (Continued)                            Value
--------------------------------------------------------------------------------
         TECHNOLOGY -- 18.9% (Continued)
 17,700  Red Hat, Inc.* .........................................  $    193,107
 17,425  Tanox, Inc.* ...........................................       167,280
 46,000  Telesp Celular Participacoes S.A.* .....................       275,080
 12,450  Titan Corporation* .....................................       226,092
                                                                   ------------
                                                                      4,819,921
                                                                   ------------
         UTILITIES -- 1.0%
 11,500  SureWest Communications ................................       265,189
                                                                   ------------

         TOTAL COMMON STOCKS (Proceeds $15,813,402) .............  $ 15,497,803
                                                                   ============

* Non-income producing security.

See accompanying Notes to Schedules of Investments.

THE JAMES ADVANTAGE FUNDS
THE JAMES EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2005 (Unaudited)

================================================================================
  Shares    COMMON STOCKS -- 92.8%                                   Value
--------------------------------------------------------------------------------
            BASIC MATERIALS -- 4.6%
   2,400    Dow Chemical ........................................  $    119,640
  10,600    Methanex Corporation ................................       205,958
   5,250    Schnitzer Steel Industries, Inc. - Class A ..........       177,083
                                                                   ------------
                                                                        502,681
                                                                   ------------
            CONSUMER, CYCLICAL -- 18.6%
   7,000    Aldila, Inc .........................................       118,307
  18,800    Hartmarx Corporation* ...............................       179,352
   4,400    J.C. Penny Company, Inc .............................       228,448
   5,510    Johnson Controls, Inc. ..............................       307,237
   5,300    Supervalu, Inc. .....................................       176,755
   2,900    The Black & Decker Corporation ......................       229,071
   7,900    The Gap, Inc ........................................       172,536
   5,500    The Home Depot, Inc. ................................       210,320
   7,600    The Pantry, Inc.* ...................................       235,372
   2,000    Timberland Company - Class A* .......................       141,860
                                                                   ------------
                                                                      1,999,258
                                                                   ------------
            CONSUMER, NON-CYCLICAL -- 12.3%
   8,650    Archer-Daniels-Midland Company ......................       212,617
   8,350    Bristol-Myers Squibb Company ........................       212,591
   3,700    Bunge Ltd ...........................................       199,356
  17,000    EZCORP, Inc. - Class A* .............................       225,760
   5,400    Helen of Troy Ltd.* .................................       147,852
   2,000    Sierra Health Services, Inc.* .......................       127,680
   2,300    The Toro Company ....................................       203,550
                                                                   ------------
                                                                      1,329,406
                                                                   ------------
            ENERGY -- 17.6%
   6,950    Alliance Resource Partners, L.P. ....................       446,746
   1,300    Amerada Hess Corporation ............................       125,073
   3,820    Anadarko Petroleum Corporation ......................       290,702
   4,200    Devon Energy Corporation ............................       200,550
   7,000    Energy Partners Ltd.* ...............................       181,790
   4,000    Exxon Mobil Corporation .............................       238,400
   6,515    Marathon Oil Corporation ............................       305,684
   4,800    Terra Nitrogen Company, L.P. ........................       119,760
                                                                   ------------
                                                                      1,908,705
                                                                   ------------

THE JAMES ADVANTAGE FUNDS
THE JAMES EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

================================================================================
Shares     COMMON STOCKS -- 92.8% (Continued)                        Value
--------------------------------------------------------------------------------
           FINANCIAL -- 10.9%
    5,600  Aetna, Inc. ..........................................  $    419,720
    2,100  Allstate Corporation .................................       113,526
    1,900  Bear Stearns Companies, Inc ..........................       189,810
    5,150  CIT Group, Inc .......................................       195,700
    3,100  National City Corporation ............................       103,850
    4,100  Stewart Information Services Corporation .............       153,832
                                                                   ------------
                                                                      1,176,438
                                                                   ------------
           INDUSTRIAL -- 10.5%
    2,500  Deere & Company ......................................       167,825
    2,600  Eaton Corporation ....................................       170,040
    2,325  Magna International, Inc. - Class A ..................       155,543
    2,800  Norfolk Southern Corporation .........................       103,740
    2,550  PACCAR, Inc ..........................................       184,595
   12,700  WESCO International, Inc.* ...........................       355,599
                                                                   ------------
                                                                      1,137,342
                                                                   ------------
           TECHNOLOGY -- 7.2%
    4,200  Armor Holdings, Inc.* ................................       155,778
    7,100  Aviall, Inc.* ........................................       198,800
   19,800  Earthlink, Inc.* .....................................       178,200
   11,200  Komag, Inc.* .........................................       250,320
                                                                   ------------
                                                                        783,098
                                                                   ------------
           UTILITIES -- 11.1%
    4,000  DPL, Inc. ............................................       100,000
    5,600  Edison International .................................       194,432
    3,200  Energen Corporation ..................................       213,120
    3,600  South Jersey Industries, Inc .........................       203,040
    8,775  Southern Company .....................................       279,308
    4,100  WPS Resources Corporation ............................       216,972
                                                                   ------------
                                                                      1,206,872
                                                                   ------------

           TOTAL COMMON STOCKS ..................................  $ 10,043,800
                                                                   ------------


================================================================================
Par Value    U.S. GOVERNMENT & AGENCY BONDS -- 4.6%                    Value
--------------------------------------------------------------------------------
$ 500,000    Federal Home Loan Bank Discount Note, 4/6/05 .......  $    499,792
                                                                   ------------

THE JAMES ADVANTAGE FUNDS
THE JAMES EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

================================================================================
  Shares     SHORT TERM INVESTMENTS -- 2.4%                          Value
--------------------------------------------------------------------------------
  259,220    First American Treasury Obligations Fund ...........  $    259,220
                                                                   ------------
             TOTAL INVESTMENT SECURITIES -- 99.8%
             (Cost $8,797,809) ..................................  $ 10,802,812

             OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.2% ......        21,788
                                                                   ------------

             NET ASSETS -- 100.0% ...............................  $ 10,824,600
                                                                   ============

* Non-income producing security.

See accompanying Notes to Schedules of Investments.

THE JAMES ADVANTAGE FUNDS
NOTES TO PORTFOLIO OF INVESTMENTS

================================================================================

Securities Valuation

Each Fund's equity securities are valued based on market value. If a market quotation for a security is not readily available, if an event occurs after the close of the trading market (but before the Fund calculates its net asset value) that materially affects a security's value, when the Adviser determines that the market quotation does not accurately reflect the current value or when a restricted security is being valued, that security will be valued at its fair value as determined in good faith in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Funds may use pricing services to determine market value for securities.

Fixed-income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when James believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from security transactions are determined using the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Funds have instructed their custodian to segregate assets in a separate account with a current value at least equal to the amount of its when-issued and delayed delivery purchase commitments.

Short Sales and Segregated Cash

The James Market Neutral Fund actively sells short common stocks. Short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date.

The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates. Dividends paid by the Fund in connection with such short sales are recorded as expenses.

All short sales are fully collateralized. The Fund maintains the collateral in segregated accounts consisting of cash and/or high-grade liquid assets sufficient to collateralize the market value of its short positions.

As of March 31, 2005, The James Advantage Funds had the following federal tax cost resulting in unrealized appreciation as follows:

---------------------------------------------------------------------------------------------------------------
                                                               Gross            Gross
                                           Federal           Unrealized       Unrealized        Net unrealized
                                           Tax Cost         Appreciation     Depreciation        Appreciation
---------------------------------------------------------------------------------------------------------------
James Balanced: Golden Rainbow Fund       $92,754,113       $21,305,152       $  (870,646)       $20,434,506
Small Cap Fund ....................       $57,958,437       $ 5,235,217       $(3,259,070)       $ 1,976,147
Market Neutral Fund ...............       $37,846,330       $ 5,178,284       $(1,161,244)       $ 4,017,040
Equity Fund .......................       $ 8,797,809       $ 2,103,807       $   (98,804)       $ 2,005,003
---------------------------------------------------------------------------------------------------------------

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The James Advantage Funds

By (Signature and Title)


/s/ Barry R. James
--------------------
Barry R. James
President

Date:  May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)


/s/ Barry R. James
--------------------
Barry R. James
President

Date:  May 27, 2005

By (Signature and Title)


/s/ Thomas L. Mangan
--------------------
Thomas L. Mangan
Treasurer and Chief Financial Officer

Date:  May 27, 2005